Schedule of Model Inputs For Options Granted (Details)	12 Months Ended
Jun. 30, 2024 $ / shares
Employee Stock Ownership Plan [Member] | Exercise Prices One [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.62
Term	3 years
Spot Price	$ 5.72
Share price volatility	67.30%
Expected Dividend yield	0.00%
Risk free interest rate	0.20%
Employee Stock Ownership Plan [Member] | Exercise Prices Two [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 5.72
Term	3 years
Spot Price	$ 5.72
Share price volatility	67.30%
Expected Dividend yield	0.00%
Risk free interest rate	0.20%
Employee Stock Ownership Plan [Member] | Exercise Prices Three [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.62
Term	3 years
Spot Price	$ 18.51
Share price volatility	66.40%
Expected Dividend yield	0.00%
Risk free interest rate	1.50%
Employee Stock Ownership Plan [Member] | Exercise Prices Four [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.23
Term	3 years
Spot Price	$ 5.72
Share price volatility	64.50%
Expected Dividend yield	0.00%
Risk free interest rate	3.60%
Advisor [Member] | Exercise Prices One [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.62
Term	2 years 313 days 21 hours 36 minutes
Spot Price	$ 5.72
Share price volatility	66.60%
Expected Dividend yield	0.00%
Risk free interest rate	0.50%
Advisor [Member] | Exercise Prices Two [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.01
Term	2 years 313 days 21 hours 36 minutes
Spot Price	$ 5.72
Share price volatility	66.60%
Expected Dividend yield	0.00%
Risk free interest rate	0.50%
Advisor [Member] | Exercise Prices Three [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.01
Term	4 years 328 days 12 hours
Spot Price	$ 10.80
Share price volatility	65.40%
Expected Dividend yield	0.00%
Risk free interest rate	3.00%
Reach [Member] | Exercise Prices One [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 5.72
Term	3 years 109 days 12 hours
Spot Price	$ 5.72
Share price volatility	65.40%
Expected Dividend yield	0.00%
Risk free interest rate	3.50%
Reach [Member] | Exercise Prices Two [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 6.73
Term	3 years 54 days 18 hours
Spot Price	$ 6.12
Share price volatility	60.10%
Expected Dividend yield	0.00%
Risk free interest rate	3.80%
Restricted share units [member] | Exercise Prices One [Member]
IfrsStatementLineItems [Line Items]
Exercise price
Term	3 years
Spot Price	$ 7.64
Expected Dividend yield	0.00%
Restricted share units [member] | Exercise Prices Two [Member]
IfrsStatementLineItems [Line Items]
Exercise price
Term	3 years
Spot Price	$ 7.52
Expected Dividend yield	0.00%
Warrants [member] | Exercise Prices One [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 6.25
Term	5 years
Spot Price	$ 5.00
Share price volatility	62.90%
Expected Dividend yield	0.00%
Risk free interest rate	3.70%
Warrants [member] | Exercise Prices Two [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 5.00
Term	43 days 19 hours 12 minutes
Spot Price	$ 5.00
Share price volatility	46.00%
Expected Dividend yield	0.00%
Risk free interest rate	3.70%